10Q SHARE-BASED AWARDS AND STOCK OPTIONS - Valuation Assumptions (Details) - Stock Options	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.01%	4.16%	4.13%	3.84%	1.87%
Expected volatility	47.00%	45.00%	45.00%	45.00%	40.00%
Dividend yield	0.88%	0.90%	0.90%	0.81%	0.56%
Expected term (years)	5 years	5 years	5 years	5 years	5 years